Aggregate Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Changes In Intangible Assets And Goodwill [Abstract]
Aggregate Amortization Expense	$ 18,415	$ 14,512	$ 11,350